INVENTORIES (Schedule of Movement on the Inventory Provision) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Released during the year	$ 0	$ 0	$ (120,000)
Provision for inventories [Member]
Disclosure of other provisions [line items]
Opening provision at January 1	12,063,000	9,781,000	6,716,000
Charged during the year	7,391,000	5,589,000	5,179,000
Utilised during the year	(3,180,000)	(3,307,000)	(1,994,000)
Released during the year	0	0	(120,000)
Closing provision at December 31	$ 16,274,000	$ 12,063,000	$ 9,781,000